Fair value measurements	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Fair value measurements	Fair value measurements
Items measured at fair value on a recurring basis
Financial assets and liabilities carried at fair value at December 31, 2022 are classified in the categories described in the table below:

	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents
Money market funds	$31,647	$—	$—	$31,647
Time deposits	916	—	—	916
Other assets
Foreign currency forwards	—	936	—	936
Total assets at fair value	$32,563	$936	$—	$33,499
Liabilities
Other liabilities
Accrued earnout liability	$—	$—	$(811)	$(811)
Foreign currency forwards	—	(427)	—	(427)
Total liabilities at fair value	$—	$(427)	$(811)	$(1,238)
Financial assets and liabilities carried at fair value at December 31, 2021 are classified in the categories described in the table below:

	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents
Money market funds	$41,830	$—	$—	$41,830
Time deposits	22,674	—	—	22,674
Other assets
Foreign currency forwards	—	1,604	—	1,604
Total assets at fair value	$64,504	$1,604	$—	$66,108
Liabilities
Other liabilities
Accrued earnout liability	$—	$—	$(2,924)	$(2,924)
Foreign currency forwards	—	(68)	—	(68)
Total liabilities at fair value	$—	$(68)	$(2,924)	$(2,992)
We value our derivative instruments using pricing models. Pricing models consider the contract terms as well as multiple inputs where applicable, such as interest rate yield curves, option volatility and foreign currency exchange rates. Derivatives are considered “Level 2” fair value measurements. Our derivative instruments are typically short-term in nature.
We measure the fair value of the earnout payment using a series of “digital options”. We believe this methodology can be applied because our earnout payment provides for a fixed payment to the sellers if our stock price exceeds a predetermined strike price during the earnout measurement period. In the application of this methodology, we performed a valuation in a risk neutral framework, using a Black-Scholes-Merton Digital call option formula. The significant inputs used were our share price as of the valuation date, our share price historical volatility, U.S. risk free rate, estimated term and credit-risk adjustment spread.
We classify our cash equivalents and investments within Level 1 as we value our cash equivalents and investments using quoted market prices.
We hold term deposit investments with financial institutions. Term deposits with original maturities of less than three months are classified as cash equivalents and those with remaining maturities of less than one year are classified within short-term investments.
As of December 31, 2022 and 2021, our cash and cash equivalents consisted primarily of term deposits with maturities of three months or less, money market funds and bank account balances.
Items measured at fair value on a non-recurring basis

Our non-financial assets, such as goodwill, indefinite and definite-lived intangible assets and property and equipment, as well as equity method investments, are adjusted to fair value only when an impairment charge is recognized, or the underlying investment is sold. Such fair value measurements are based predominately on Level 3 inputs.

Goodwill:

As of December 31, 2022, we performed our annual goodwill impairment test and concluded that there was no impairment of goodwill. During 2021, we recognized goodwill impairment charges of $161 and $1,093 related to the Viajes Falabella Argentina reporting units within the Air and Hotels, Packages and Other Travel Products segments, respectively. In addition, during 2021, we recognized a goodwill impairment charge of $2,960 related to the Mexico’s business-to-business reporting unit within the Hotels, Packages and Other Travel Products segment. In 2020, we recognized a goodwill impairment charge of $593 related to the Viajes Falabella Argentina reporting unit within the Air segment. See Note 15 for further details.

Definite-lived intangible assets:

During 2022, we had no impairments of definite-lived intangible assets. During 2021, we recognized impairment charges of $892 related to certain customer relationships assets related to Best Day in Mexico and Viajes Falabella in Peru. During 2020, we recognized impairment charges of $1,053 related to Viajes Falabella Argentina, Peru, Chile and Colombia customer relationship assets. The assets, classified as Level 3 measurements, were written down based on valuation using the Income Approach, specifically the Multi-Period Excess Earnings Method, which includes unobservable inputs, including projected revenues, costs and expenses, contributory asset charges (i.e., fixed assets, working capital and assembled workforce), and discount rate. See Note 14 for further details.